Note 52 - Accountant Fees And Services - Auditors Remuneration For Audit Services (Details) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Auditors Remuneration Abstract
Audits Of The Companies Audited By Firms Belonging To The Deloitte Worldwide Organizartions And Other Reports a Related With The Audit	[1],[2]	€ 26.1	€ 27.2
Issued By The National Supervisory Bodies Of The Countries In Which The Group Operates Reviewed By Firms Belonging To The Deloitte Worldwide Organization	[1]	1.5	1.9
Fees For Audits Conducted By Other Firms	[1]	€ 0.1	€ 0.1

[1]	(**) Regardless of the billed period.
[2]	(*) Including fees pertaining to annual legal audits (€22.4 and 22.6 million as of December 31, 2018 and December 31, 2017, respectively).